Stockholders' deficit, Warrants (Q1) (Details) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 17, 2020	Dec. 19, 2019	Nov. 04, 2019	Sep. 17, 2019	May 06, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants [Abstract]
Warrants outstanding (in shares)						16,981,854		0
Issued (in shares)						1,064,456	17,414,030		0
Exercised (in shares)						0	(1,144,999) [1]
Warrants outstanding (in shares)						18,046,310	16,981,854	16,981,854	0
Weighted Average Exercise Price [Abstract]
Warrants outstanding (in dollars per share)						$ 3.23
Issued (in dollars per share)						1.81
Exercised (in dollars per share)						0	$ 3.50
Warrants outstanding (in dollars per share)						$ 3.05	$ 3.23	$ 3.23
Warrants acquired (in shares)					712,823
Warrants acquired (in dollars per share)					$ 3.9
Warrants outstanding, intrinsic value						$ 2.6	$ 12.2	$ 12.2
Exercise Price $5.00 [Member]
Number of Warrants [Abstract]
Issued (in shares)		937,500	11,000
Weighted Average Exercise Price [Abstract]
Warrants, exercise price (in dollars per share)		$ 5.00	$ 5.00
Warrants, exercisable period		24 months	24 months				24 months	24 months
Exercise price $1.82 [Member]
Number of Warrants [Abstract]
Issued (in shares)		6,500,000
Weighted Average Exercise Price [Abstract]
Warrants, exercise price (in dollars per share)		$ 1.82
Warrants, exercisable period		24 months					24 months	24 months
PIPE Transaction [Member]
Number of Warrants [Abstract]
Issued (in shares)	1,003,232				5,744,991
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)					$ 4.25
Warrants, exercise price (in dollars per share)					$ 4.25
Broker [Member]
Number of Warrants [Abstract]
Issued (in shares)					220,539
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)					$ 3.00
Warrants, exercise price (in dollars per share)					$ 3.00
Warrants, exercisable period					24 months		24 months	24 months
Broker [Member] | PIPE Transaction [Member]
Number of Warrants [Abstract]
Issued (in shares)					220,539
Advisor [Member] | Exercise Price $0.10 [Member]
Number of Warrants [Abstract]
Issued (in shares)				2,500,000
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)				$ 0.10
Warrants, exercise price (in dollars per share)				$ 0.10
Advisor [Member] | Exercise Price $0.10 [Member] | Tranche One [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period				12 months			12 months	12 months
Warrants exercisable (in shares)				1,250,000
Advisor [Member] | Exercise Price $0.10 [Member] | Tranche Two [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period				18 months			18 months	18 months
Warrants exercisable (in shares)				1,250,000
Advisor [Member] | Exercise Price $10.00 [Member]
Number of Warrants [Abstract]
Issued (in shares)				1,500,000
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)				$ 10.00
Warrants, exercise price (in dollars per share)				$ 10.00
Warrants, exercisable period				18 months			18 months	18 months
Warrants exercisable (in shares)				1,500,000

[1]	Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.